Notes and Amounts Receivable for Equity Issued (Tables)	12 Months Ended
Dec. 31, 2024
Notes And Amounts Receivable For Equity Issued
Schedule of Notes and Amounts Receivable for the Equity Issued
	December 31, 2024	December 31, 2023
Notes receivable	$90,425	$97,907
Amounts receivable	-	15,402
	$90,425	$113,309

Schedule of Note and Other Receivable

The following is a continuity of the Company’s notes and other receivables:

	Notes receivable	Amounts receivable	Total
Balance, December 31, 2021	$1,158,832	$34,809	$1,193,641
Additions	-	51,659	51,659
Repayments	(136,611)	(24,528)	(161,139)
Write-off	(22,099)	-	(22,099)
Balance, December 31, 2022	$1,000,122	$61,940	$1,062,062
Repayments	(297,678)	(36,228)	(333,906)
Settled through RSU repurchase (Note 18)	(604,537)	-	(604,537)
Write-off	-	(10,310)	(10,310)
Balance, December 31, 2023	$97,907	$15,402	$113,309
Additions	-	2,800	2,800
Repayments	(7,482)	(14,230)	(21,712)
Write-off		(3,972)	(3,972)
Balance, December 31, 2024	$90,425	$-	$90,425